UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Westpeak Global Advisors, LCC.
Address: 1470 Walnut Street
         Boulder, CO  80302

13F File Number:  28-4372

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Ingrid C. Hanson
Title:    Director of Compliance
Phone:    303-786-7700

Signature, Place, and Date of Signing:


/s/Ingrid C. Hanson   Boulder Colorado  Feb. 13, 2012
_____________________ _________________ _________________
Signature             City, State       Date


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   9
Form 13F Information Table Value Total:   $2019

List of Other Included Managers:          None


All assets over which Westpeak shares discretion are included in the lines of the information table indicating DEFINED shared discretion. Some of those holdings are also reported with OTHER shared discretion where appropriate.

        FORM 13F INFORMATION TABLE
                                                         VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER            VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS       SOLE    SHARED    NONE
------------------------------ -------------- --------- -------- -------- --- ---- ------- -------------- -------- -------- --------

ADVANCED SEMICONDUCTOR ENGR    ADR
           00756M404       57    13100 SH       SOLE                      13100        0        0
AMERICA MOVIL SAB DE CV        ADR           02364W105      258    11400 SH       SOLE                      11400        0        0
BANCO BRADESCO S A             ADR           059460303      188    11300 SH       SOLE                      11300        0        0
CNOOC LTD                      ADR           126132109      210     1200 SH       SOLE                       1200        0        0
EXXON MOBIL CORP               COM
           30231G102      213     2515 SH       SOLE                       2515        0        0
ITAU UNIBANCO HLDG SA          ADR           465562106      239    12900 SH       SOLE                      12900        0        0
PETROLEO BRASILEIRO SA PETRO   ADR           71654V101      258    11000 SH       SOLE                      11000        0        0
TAIWAN SEMICONDUCTOR MFG LTD   ADR           874039100      364    28209 SH       SOLE                      28209        0        0
VALE S A                       ADR           91912E204      233    11300 SH       SOLE                      11300        0        0